Exhibit 99.1

SLM Student Loan Trust 2011-1

Monthly Servicing Report

Distribution Date 09/25/2019

Collection Period 08/01/2019 - 08/31/2019

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 08/01/2019 - 08/31/2019, Distribution Date 09/25/2019

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	03/03/2011	07/31/2019	08/31/2019
	Principal Balance	$752,091,553.60	$287,195,966.28	$284,127,918.29
	Interest to be Capitalized Balance	7,178,868.62	932,229.35	1,039,264.82
	Pool Balance	$759,270,422.22	$288,128,195.63	$285,167,183.11
	Capitalized Interest Account Balance	$65,100,000.00	-	-
	Specified Reserve Account Balance	1,931,510.00	- N/A -	- N/A -
	Adjusted Pool (1)	$826,301,932.22	$288,128,195.63	$285,167,183.11
	Weighted Average Coupon (WAC)	5.64%	5.79%	5.80%
	Number of Loans	62,997	24,024	23,694
	Aggregate Outstanding Principal Balance - Tbill		$396,886.43	$396,291.85
	Aggregate Outstanding Principal Balance - LIBOR		$287,731,309.20	$284,770,891.26
	Pool Factor		0.372931308	0.369098798
	Since Issued Constant Prepayment Rate		4.60%	4.57%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	08/26/2019	09/25/2019
	A1	83149VAA7	$32,409,592.63	$29,010,280.63
	A2	83149VAB5	$200,000,000.00	$200,000,000.00
	B	83149VAC3	$24,370,000.00	$24,370,000.00

C	Account Balances	08/26/2019	09/25/2019
	Reserve Account Balance	$1,158,906.00	$1,158,906.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$766,119.76	$281,575.82
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	08/26/2019	09/25/2019
	Adjusted Pool Balance + Supplemental Loan Purchase	$288,128,195.63	$285,167,183.11
	Total Notes	$256,779,592.63	$253,380,280.63
	Difference	$31,348,603.00	$31,786,902.48
	Parity Ratio	1.12208	1.12545

Page 2 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 08/01/2019 - 08/31/2019, Distribution Date 09/25/2019

II.	Trust Activity 08/01/2019 through 08/31/2019

A	Student Loan Principal Receipts
	Borrower Principal	2,173,938.60
	Guarantor Principal	380,135.51
	Consolidation Activity Principal	813,353.50
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	10.63
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$3,367,438.24
B	Student Loan Interest Receipts
	Borrower Interest	797,488.68
	Guarantor Interest	28,191.51
	Consolidation Activity Interest	14,295.03
	Special Allowance Payments	270,901.27
	Interest Subsidy Payments	169,462.18
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	2,201.28
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	10,478.59
	Total Interest Receipts	$1,293,018.54
C	Reserves in Excess of Requirement	-
D	Investment Income	$12,561.73
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$766,119.76
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(253,143.14)
	Floor Income Rebate Fees to Dept. of Education	$(743,572.17)
	Funds Allocated to the Floor Income Rebate Account	$(281,575.82)
M	AVAILABLE FUNDS	$4,160,847.14
N	Non-Cash Principal Activity During Collection Period	$(299,390.25)
O	Non-Reimbursable Losses During Collection Period	$7,500.78
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 08/01/2019 - 08/31/2019, Distribution Date 09/25/2019

III.	2011-1 Portfolio Characteristics

		08/31/2019				07/31/2019
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	DEFERMENT	5.93%	811	$12,718,054.43	4.476%	5.93%	834	$12,659,161.60	4.408%

REPAYMENT:	CURRENT	5.67%	20,659	$224,280,333.06	78.936%	5.68%	20,997	$227,957,927.90	79.374%
	31-60 DAYS DELINQUENT	6.65%	313	$5,252,820.30	1.849%	6.22%	318	$4,584,929.72	1.596%
	61-90 DAYS DELINQUENT	6.06%	157	$2,035,577.20	0.716%	6.42%	183	$3,960,987.19	1.379%
	91-120 DAYS DELINQUENT	6.47%	114	$2,561,563.24	0.902%	6.63%	84	$1,852,079.44	0.645%
	> 120 DAYS DELINQUENT	6.60%	319	$6,857,764.34	2.414%	6.55%	327	$6,784,870.55	2.362%

	FORBEARANCE	6.25%	1,266	$29,281,726.44	10.306%	6.21%	1,236	$28,587,755.73	9.954%
	CLAIMS IN PROCESS	6.52%	55	$1,140,079.28	0.401%	6.69%	45	$808,254.15	0.281%

TOTAL			23,694	$284,127,918.29	100.00%		24,024	$287,195,966.28	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 08/01/2019 - 08/31/2019, Distribution Date 09/25/2019

IV.	2011-1 Portfolio Characteristics (cont'd)

	08/31/2019	07/31/2019
Pool Balance	$285,167,183.11	$288,128,195.63
Outstanding Borrower Accrued Interest	$5,153,173.61	$4,987,741.58
Borrower Accrued Interest to be Capitalized	$1,039,264.82	$932,229.35
Borrower Accrued Interest >30 Days Delinquent	$734,278.24	$713,047.26
Total # Loans	23,694	24,024
Total # Borrowers	13,616	13,817
Weighted Average Coupon	5.80%	5.79%
Weighted Average Remaining Term	171.26	171.45
Non-Reimbursable Losses	$7,500.78	$7,188.00
Cumulative Non-Reimbursable Losses	$2,031,954.46	$2,024,453.68
Since Issued Constant Prepayment Rate (CPR)	4.57%	4.60%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$21,115.68	$21,115.68
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	$539,097.52	$977,397.00
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$307,248.33	$314,456.61
Borrower Interest Accrued	$1,313,299.81	$1,326,559.53
Interest Subsidy Payments Accrued	$53,444.89	$55,522.32
Special Allowance Payments Accrued	$66,377.18	$78,161.74

Page 5 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 08/01/2019 - 08/31/2019, Distribution Date 09/25/2019

V.	2011-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL (1) - Subsidized	0.00%	0	-	0.000%
	- GSL - Unsubsidized	0.00%	0	-	0.000%
	- PLUS (2) Loans	0.00%	0	-	0.000%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	5.80%	23,694	284,127,918.29	100.000%
	Total	5.80%	23,694	$284,127,918.29	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	0.00%	0	-	0.000%
	- Two Year	0.00%	0	-	0.000%
	- Technical	0.00%	0	-	0.000%
	- Other	5.80%	23,694	284,127,918.29	100.000%
	Total	5.80%	23,694	$284,127,918.29	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 08/01/2019 - 08/31/2019, Distribution Date 09/25/2019

VI.	2011-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$4,160,847.14
A	Primary Servicing Fee	$71,832.80	$4,089,014.34
B	Administration Fee	$6,667.00	$4,082,347.34
C	Class A Noteholders' Interest Distribution Amount	$621,191.39	$3,461,155.95
D	Class B Noteholders' Interest Distribution Amount	$61,843.95	$3,399,312.00
E	Reserve Account Reinstatement	-	$3,399,312.00
F	Class A Noteholders' Principal Distribution Amount	$3,399,312.00	-
G	Class B Noteholders' Principal Distribution Amount	-	-
H	Unpaid Expenses of The Trustees	-	-
I	Carryover Servicing Fee	-	-
J	Remaining Amounts to the Noteholders after the first auction date	-	-
K	Excess Distribution Certificateholder	-	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$284,127,918.29
B	Interest to be Capitalized	$1,039,264.82
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,158,906.00
E	Less: Specified Reserve Account Balance	$(1,158,906.00)
F	Total	$285,167,183.11
G	Class A Notes Outstanding (after application of available funds)	$229,010,280.63
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 08/01/2019 - 08/31/2019, Distribution Date 09/25/2019

VII.	2011-1 Distributions

Distribution Amounts

	A1	A2	B
Cusip/Isin	83149VAA7	83149VAB5	83149VAC3
Beginning Balance	$32,409,592.63	$200,000,000.00	$24,370,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.52%	1.15%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	8/26/2019	8/26/2019	8/26/2019
Accrual Period End	9/25/2019	9/25/2019	9/25/2019
Daycount Fraction	0.08333333	0.08333333	0.08333333
Interest Rate*	2.66525%	3.29525%	3.04525%
Accrued Interest Factor	0.002221042	0.002746042	0.002537708
Current Interest Due	$71,983.06	$549,208.33	$61,843.95
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$71,983.06	$549,208.33	$61,843.95
Interest Paid	$71,983.06	$549,208.33	$61,843.95
Interest Shortfall	-	-	-
Principal Paid	$3,399,312.00	-	-
Ending Principal Balance	$29,010,280.63	$200,000,000.00	$24,370,000.00
Paydown Factor	0.005781369	0.000000000	0.000000000
Ending Balance Factor	0.049339142	1.000000000	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 08/01/2019 - 08/31/2019, Distribution Date 09/25/2019

VIII.	2011-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$256,779,592.63
	Adjusted Pool Balance	$285,167,183.11
	Overcollateralization Amount	$32,326,000.00
	Principal Distribution Amount	$3,938,409.52
	Principal Distribution Amount Paid	$3,399,312.00

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,158,906.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,158,906.00
	Required Reserve Acct Balance	$1,158,906.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,158,906.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$766,119.76
	Deposits for the Period	$281,575.82
	Release to Collection Account	$(766,119.76)
	Ending Balance	$281,575.82

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 08/01/2019 - 08/31/2019, Distribution Date 09/25/2019

IX.	2011-1 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$5,498,245.05	$11,659,167.73	$105,113,920.06	$122,271,332.84
Unsubsidized Consolidation Loans	$7,832,761.20	$18,215,980.19	$136,847,108.88	$162,895,850.27
Total	$13,331,006.25	$29,875,147.92	$241,961,028.94	$285,167,183.11

Weighted Average Remaining Term of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	200	194	149	156
Unsubsidized Consolidation Loans	239	235	173	183
Total	223	219	163	171

Weighted Average Coupon of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.811%	6.105%	5.600%	5.658%
Unsubsidized Consolidation Loans	6.014%	6.347%	5.834%	5.900%
Total	5.931%	6.253%	5.732%	5.796%

Weighted Average SAP Margin of All LIBOR Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.418%	2.352%	2.436%	2.427%
Unsubsidized Consolidation Loans	2.353%	2.308%	2.400%	2.387%
Total	2.380%	2.325%	2.415%	2.404%

Weighted Average SAP Margin of All T-Bill Based Loans
	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	0.000%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.100%	3.100%
Total	3.100%	3.100%	3.100%

Page 10 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 08/01/2019 - 08/31/2019, Distribution Date 09/25/2019